Borrowing - Schedule of Borrowing (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Borrowing - Schedule Of Borrowing
Other loan Current
Other loan Non-current	52,252
Other loan Current and Non-Current	52,252
Total unsecured borrowing Current
Total unsecured borrowing Non-current	52,252
Total unsecured borrowing	$ 52,252